Long-Term Debt - Additional Information - Revolvers (Detail)	12 Months Ended
Dec. 31, 2015 USD ($) CreditFacility
Unsecured Debt [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	1
Minimum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.30%
Maximum [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	2.80%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Number of credit facilities | CreditFacility	3
Borrowings provided under revolving credit facilities	$ 459,200,000
Undrawn amount of revolving credit facilities	$ 130,000,000
Months required to repay all borrowings	12 months
Debt instrument collateral, description	two revolving credit facilities are collateralized by first-priority mortgages granted on four of the Partnership’s vessels, together with other related security, and include a guarantee from the Partnership or its subsidiaries of all outstanding amounts
Revolving Credit Facility [Member] | 2016 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	$ 177,300,000
Revolving Credit Facility [Member] | 2017 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	28,200,000
Revolving Credit Facility [Member] | 2018 [Member]
Debt Instrument [Line Items]
Reduction in the total amount available under revolvers	$ 253,700,000
Revolving Credit Facility [Member] | Minimum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	0.55%
Revolving Credit Facility [Member] | Maximum [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Marginal rate added to LIBOR and NIBOR for interest paid on first tranche under the loan facility	1.10%